Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of Detailed Information about Property, Plant and Equipment

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2022	981	1,056	437	755	258	3,487
Additions	62	87	4	185	39	377
Reclassification to assets held for sale	(98)	(13)	—	—	—	(111)
Disposals	(52)	(299)	(362)	(218)	(25)	(956)
At 31 December 2022	893	831	79	722	272	2,797
Accumulated depreciation:
At 1 January 2022	335	863	435	160	139	1,932
Charge for the year	18	69	1	73	19	180
Impairment during the year	8	2	—	—	—	10
Reclassification to assets held for sale	(49)	(13)	—	—	—	(62)
Disposals	(41)	(296)	(363)	(88)	(1)	(789)
At 31 December 2022	271	625	73	145	157	1,271
Carrying amount	622	206	6	577	115	1,526

Cost:
At 1 January 2021	1,275	1,362	436	720	222	4,015
Additions	126	28	1	284	65	504
Disposals	(420)	(334)	—	(249)	(29)	(1,032)
At 31 December 2021	981	1,056	437	755	258	3,487
Accumulated depreciation:
At 1 January 2021	491	1,053	434	178	119	2,275
Charge for the year(2)	32	87	1	81	20	221
Impairment during the year	46	28	—	—	23	97
Disposals	(234)	(305)	—	(99)	(23)	(661)
At 31 December 2021	335	863	435	160	139	1,932
Carrying amount	646	193	2	595	119	1,555
(1) Includes assets under construction of £204m (2021: £106m) and investment properties of £17m (2021: £17m). (2) Following a review of the estimated useful lives of property the charge for the year includes accelerated property depreciation of £nil (2021: £9m).